Taxes - Schedule of Components of Income Tax (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Components of Income Tax [Abstract]
Current	$ 4,249	$ 3,618	$ 11,584
Deferred	(110)	(1,076)	(341)
Total	$ 4,139	$ 2,542	$ 11,243